SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS (Details) [Line Items]
Reimbursement from the depository		$ 1.3
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Return reimbursement to the depositary	$ 2.8